Summary of Significant Accounting Policies (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($) Segment	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Number of reportable segment (in Segment) | Segment	1
Cash	$ 307,699	$ 170,557
Tax benefit percentage	50.00%
PERCEPTION CAPITAL CORP IV [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash		43,499	$ 222,581
Federal depository insurance coverage limit		250,000
Unrecognized compensation expense		$ 2,612,244
Class A Ordinary Shares Subject to Possible Redemption [Member] | PERCEPTION CAPITAL CORP IV [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Sale of stock units (in Shares) | shares		23,000,000
Class A Ordinary Shares Subject to Possible Redemption [Member] | Class A Ordinary Shares Subject to Possible Redemption [Member] | PERCEPTION CAPITAL CORP IV [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Sale of stock units (in Shares) | shares		23,000,000